FOREIGN TRADE FINANCE FACILITATION PROGRAM (Details) $ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Nov. 26, 2025 USD ($)	Oct. 01, 2025 USD ($)	Sep. 30, 2025 ARS ($) tranche Y	Dec. 31, 2025 ARS ($)	Dec. 31, 2024 ARS ($)	Dec. 31, 2023 ARS ($)	Sep. 30, 2025 USD ($)
LOANS AND OTHER FINANCING
Number of tranches | tranche			2
Proceeds received				$ 9,326,777,805	$ 395,351,414	$ 394,753,367
Loan A
LOANS AND OTHER FINANCING
Notional amount							$ 100,000
Debt term			3 years
Grace period			18 months
Maximum number of renewals | Y			2
Renewal term			3 years
Loan A | IDB Bank
LOANS AND OTHER FINANCING
Notional amount							50,000
Loan A | JICA fund
LOANS AND OTHER FINANCING
Notional amount							$ 50,000
Loan B
LOANS AND OTHER FINANCING
Notional amount			$ 170
Proceeds received	$ 50,000	$ 79,000